UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                              FORM 13F
                        FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    Capital Advisors, Inc.
Address: 2200 South Utica Place
         Suite 150
         Tulsa, OK 74114
Form 13F File Number:     28-2644
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all require items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:     Lori A. Smith
Title:    Chief Financial Officer
Phone:    918-599-0045
Signature, Place, and Date of Signing:
     Lori A. Smith     Tulsa, OK     April 25, 2011
Report Type (Check only one):
[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     81
Form 13F Information Table Value Total:     $237,651
                                            (Thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE

        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                                                           INVESTMENT                     VOTING AUTHORITY
                                                                           DISCRETION                         (SHARES)
                                                                        -----------------  ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR              SHARED
           OF             OF       CUSIP        MARKET     PRINCIPAL   SOLE SHARED OTHER          SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT     (A)   (B)   (C) MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----- ----- ----- -- ------------ ------------ ------------
3DICON CORP            COMMON   88579F102        222,518    2,747,140    X                     2,747,140            0            0
3M CO                  COMMON   88579Y101        430,100        4,600    X                         4,600            0            0
A T & T INC (NEW)      COMMON   00206R102      7,258,488      237,128    X                       237,128            0            0
AAON INC               COMMON   000360206     20,140,064      612,160    X                       612,160            0            0
ABBOTT LABS            COMMON   002824100      4,855,165       98,984    X                        98,984            0            0
ALLIANCE RESOURCE PAR  COMMON   01877R108        215,790        2,650    X                         2,650            0            0
ALTRIA GROUP INC       COMMON   02209S103        433,697       16,661    X                        16,661            0            0
AMAZON COM INC         COMMON   023135106      3,291,876       18,275    X                        18,275            0            0
ANNALY MTG MGMT INC    COMMON   035710409        200,152       11,470    X                        11,470            0            0
APACHE CORP            COMMON   037411105        612,051        4,675    X                         4,675            0            0
APPLE COMPUTER INC     COMMON   037833100      7,754,989       22,252    X                        22,252            0            0
APPLIED MATLS INC      COMMON   038222105      6,477,926      414,720    X                       414,720            0            0
B P PLC ADR            COMMON   055622104        270,181        6,121    X                         6,121            0            0
BANK OF AMERICA        COMMON   060505104        143,018       10,729    X                        10,729            0            0
BAXTER INTL INC        COMMON   071813109      4,329,775       80,524    X                        80,524            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670108      1,378,300           11    X                            11            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670702        351,246        4,200    X                         4,200            0            0
BHP BILLITON ADR       COMMON   088606108      5,500,636       57,370    X                        57,370            0            0
BLACKROCK INC          COMMON   09247X101      5,732,805       28,520    X                        28,520            0            0
BONANZA ROYALTIES, LL  COMMON   02636P995            883       15,800    X                        15,800            0            0
BRISTOL MYERS SQUIBB   COMMON   110122108        234,223        8,862    X                         8,862            0            0
BROADCOM CORP          COMMON   111320107      3,385,302       85,965    X                        85,965            0            0
CHARLES SCHWAB CORP N  COMMON   808513105        529,181       29,350    X                        29,350            0            0
CHEVRONTEXACO CORP     COMMON   166764100        847,236        7,882    X                         7,882            0            0
CISCO SYS INC          COMMON   17275R102      3,204,666      186,861    X                       186,861            0            0
CITIGROUP INC          COMMON   172967101      4,296,137      971,977    X                       971,977            0            0
CONOCOPHILLIPS         COMMON   20825C104      2,061,586       25,815    X                        25,815            0            0
CORNING INC            COMMON   219350105      5,241,467      254,070    X                       254,070            0            0
DEEP ROCK OIL & GAS I  COMMON   243778107             75       50,000    X                        50,000            0            0
DEVON ENERGY CORP NEW  COMMON   25179M103        291,637        3,178    X                         3,178            0            0
ENBRIDGE ENERGY PARTN  COMMON   29250R106        394,828       12,220    X                        12,220            0            0
ENTERPRISE PRODS PART  COMMON   293792107        430,600       10,000    X                        10,000            0            0
ENZYME ENVIRONMENTAL   COMMON   294113105            501      715,000    X                       715,000            0            0
EXELON CORP            COMMON   30161N101        284,556        6,900    X                         6,900            0            0
EXXON MOBIL CORP       COMMON   30231G102      1,940,360       23,064    X                        23,064            0            0
FEDEX CORP             COMMON   31428X106      4,497,884       48,080    X                        48,080            0            0
FIFTH THIRD BANCORP    COMMON   316773100        642,528       46,275    X                        46,275            0            0
FORD MTR CO DEL        COMMON   345370860      4,748,686      318,490    X                       318,490            0            0
GENERAL ELECTRIC       COMMON   369604103      6,324,227      315,423    X                       315,423            0            0
GEOGLOBAL RESOURCES I  COMMON   37249T109          9,169       13,850    X                        13,850            0            0
GILEAD SCIENCES INC    COMMON   375558103      4,074,784       95,945    X                        95,945            0            0
GOOGLE INC-CL A        COMMON   38259P508      7,388,482       12,592    X                        12,592            0            0
HOME DEPOT INC         COMMON   437076102      5,736,332      154,785    X                       154,785            0            0
I B M                  COMMON   459200101        494,917        3,035    X                         3,035            0            0
J P MORGAN CHASE & CO  COMMON   46625H100        503,248       10,916    X                        10,916            0            0
JOHNSON CTLS INC       COMMON   478366107      5,498,007      132,259    X                       132,259            0            0
JOHNSON & JOHNSON      COMMON   478160104      7,749,807      130,798    X                       130,798            0            0
KRAFT FOODS INC CL A   COMMON   50075N104      4,378,420      139,618    X                       139,618            0            0
LOCKHEED MARTIN CORP   COMMON   539830109        289,440        3,600    X                         3,600            0            0
LUBRIZOL CORP COM      COMMON   549271104        776,968        5,800    X                         5,800            0            0
MARVELL TECHNOLOGY GR  COMMON   G5876H105      4,216,118      271,133    X                       271,133            0            0
MCKESSON CORPORATION   COMMON   58155Q103      5,048,844       63,869    X                        63,869            0            0
MERCK & COMPANY        COMMON   58933Y105        202,351        6,130    X                         6,130            0            0
MICROSOFT              COMMON   594918104        444,648       17,513    X                        17,513            0            0
OCCIDENTAL PETE CORP   COMMON   674599105        412,573        3,948    X                         3,948            0            0
ONEOK INC NEW          COMMON   682680103        568,346        8,498    X                         8,498            0            0
ONEOK PARTNERS L P     COMMON   68268N103        539,393        6,550    X                         6,550            0            0
PARKER DRILLING CO     COMMON   701081101        310,950       45,000    X                        45,000            0            0
PEPSICO INC            COMMON   713448108     10,333,473      160,433    X                       160,433            0            0
PFIZER INC             COMMON   717081103        262,811       12,940    X                        12,940            0            0
PHILIP MORRIS INTL IN  COMMON   718172109        406,906        6,200    X                         6,200            0            0
PROCTER & GAMBLE COMP  COMMON   742718109      6,464,982      104,951    X                       104,951            0            0
QUALCOMM INC           COMMON   747525103      8,504,133      155,100    X                       155,100            0            0
RANGE RES CORP         COMMON   75281A109      5,644,021       96,545    X                        96,545            0            0
REPUBLIC SERVICES INC  COMMON   760759100      3,718,802      123,795    X                       123,795            0            0
ROYAL DUTCH SHELL PLC  COMMON   780259107        246,160        3,361    X                         3,361            0            0
SPECTRA ENERGY CORP    COMMON   847560109      6,247,024      229,839    X                       229,839            0            0
SYNOPSYS INC           COMMON   871607107      3,436,757      124,295    X                       124,295            0            0
TEXAS INSTRUMENTS      COMMON   882508104        297,700        8,614    X                         8,614            0            0
THERMO FISHER SCIENTI  COMMON   883556102      4,404,782       79,294    X                        79,294            0            0
UNILIFE CORP NEW       COMMON   90478E103        198,450       35,000    X                        35,000            0            0
UNITEDHEALTH GROUP IN  COMMON   91324P102      5,915,008      130,863    X                       130,863            0            0
VERIZON COMMUNICATION  COMMON   92343V104        365,552        9,485    X                         9,485            0            0
VIEWCAST.COM INC       COMMON   926713108          6,000       20,000    X                        20,000            0            0
VISA INC CL A          COMMON   92826C839      3,711,773       50,418    X                        50,418            0            0
VODAFONE GROUP INC     COMMON   92857W209      6,739,954      234,433    X                       234,433            0            0
WAL MART STORES INC    COMMON   931142103      4,685,125       90,012    X                        90,012            0            0
WILLIAMS CLAYTON ENER  COMMON   969490101      2,348,337       22,217    X                        22,217            0            0
WILLIAMS COS INC       COMMON   969457100        235,004        7,537    X                         7,537            0            0
WILLIAMS PARTNERS L P  COMMON   96950F104        431,392        8,328    X                         8,328            0            0
YUM BRANDS INC         COMMON   988498101      5,448,798      106,049    X                       106,049            0            0
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